1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

JAMES CATANO james.catano@dechert.com +1 202 261 3376 Direct +1 202 261 3333 Fax

August 24, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Guardian Variable Products Trust
File Nos. 333-210205; 811-23148

Ladies and Gentlemen:

Enclosed for filing on behalf of Guardian Variable Products Trust (the “Registrant”) via the EDGAR system is Pre-Effective Amendment No. 3 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 3 under the Investment Company Act of 1940, as amended (the “1940 Act”), to the Registrant’s registration statement on Form N-1A (the “Registration Statement”).

The filing is being made for the purpose of: (i) responding to comments of the staff of the Securities and Exchange Commission to Pre-Effective Amendment No.2 under the 1933 Act and Amendment No.2 under the 1940 Act to the Registration Statement filed on August 10, 2016; (ii) filing certain of the required exhibits; and (iii) making other changes to the Registration Statement.

Should you have any questions regarding this filing, please contact the undersigned at (202) 261-3376 or james.catano@dechert.com.

Sincerely,

/s/ James V. Catano

James V. Catano

cc:	Richard T. Potter, The Guardian Life Insurance Company of America

Kathleen M. Moynihan, The Guardian Life Insurance Company of America